Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of change in the fair value of the preferred share warrants liability
	December 31,
	2021	2020

Beginning of year	$-	$12,241
Issuance of warrants	-	-
Change in fair value	-	11,373
Reclassification of Warrants into equity	-	(23,614)

End of period	$-	$-